ASSETS HELD FOR SALE (Tables)	12 Months Ended
Jun. 26, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of asset held for sale

A reconciliation of the beginning and ending balances of assets held for sale for the year ended June 26, 2021 is as follows:

	PharmaCann Assets	Available for Sale Subsidiaries	Discontinued Operations	Investments	TOTAL
	(1)	(2)	(3)

Balance as of June 29, 2019	$-	$-	$84,326,062	$-	$84,326,062
Transferred In	6,870,833	12,066,428	-	8,456,665	27,393,926
Transferred Out	-	-	-	(3,503,843)	(3,503,843)
Loss on the Sale of Assets Held for Sale	(1,050,833)	-	-	-	(1,050,833)
Proceeds from Sale	-	-	-	(4,952,822)	(4,952,822)
Ongoing Activity from Discontinued Operations	-	-	(26,034,174)	-	(26,034,174)
Impairment of Assets	(5,607,600)	-	-	-	(5,607,600)

Balance as of June 27, 2020	$212,400	$12,066,428	$58,291,888	$-	$70,570,716

Transferred In	-	6,614,987	-		6,614,987
Gain on the Sale of Assets Held for Sale	-	12,338,123	-	-	12,338,123
Proceeds from Sale	-	(24,750,298)	-	-	(24,750,298)
Ongoing Activity from Continued and Discontinued Operations	-	(6,269,240)	(9,392,790)	-	(15,662,030)
Other	(60,611)	-	-	-	(60,611)

Balance as of June 26, 2021	$151,789	$-	$48,899,098	$-	$49,050,887

(1)	See “Note 10 – Termination of Previously Announced Acquisition” for further information.
(2)	Long-lived assets classified as held for sale that do not qualify as discontinued operation and classified as held for sale. Significant classes of assets and liabilities are presented in the notes to the consolidated financial in accordance with ASC Subtopic 360-10, “Impairment and Disposal of Long-Lived Assets” (“ASC Subtopic 360-10”).
(3)	See “Note 28 – Discontinued Operations” for further information.

Schedule of discontinued operations

As of June 26, 2021, there were no assets and liabilities of subsidiaries classified as held for sale on the Consolidated Balance Sheet. Subsidiaries classified as assets held for sale that do not qualify as discontinued operations as of June 27, 2020 consists of the following:

2020

Carrying Amounts of the Assets Included in Assets Held for Sale:

Cash and Cash Equivalents	$743,271
Prepaid Expenses	7,798
Inventory	520,464
Other Current Assets	81,427

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	717,952
Operating Lease Right-of-Use Assets	190,986
Intangible Assets, Net	5,227,288
Goodwill	4,577,242

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$12,066,428

Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	$963,255
Income Taxes Payable	159,053
Other Current Liabilities	27,854

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	296,694
Deferred Tax Liabilities	2,151,879

TOTAL NON-CURRENT LIABILITIES (1)
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$3,598,735

(1)	The assets and liabilities of subsidiaries classified as held for sale are classified as current on the Consolidated Balance Sheet as of June 27, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.